Schedule of Investments (unaudited)	iShares® Core S&P U.S. Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Axon Enterprise Inc.(a)	41,899	$6,578,143
L3Harris Technologies Inc.	51,578	10,998,493
TransDigm Group Inc.(a)	14,420	9,175,157
		26,751,793
Air Freight & Logistics — 0.4%
Expeditors International of Washington Inc.	106,016	14,236,888
GXO Logistics Inc.(a)	61,701	5,604,302
United Parcel Service Inc., Class B	196,226	42,059,081
		61,900,271
Auto Components — 0.1%
Aptiv PLC(a)	69,407	11,448,685
Fox Factory Holding Corp.(a)(b)	26,983	4,589,808
Gentex Corp.	78,453	2,734,087
		18,772,580
Automobiles — 3.8%
Tesla Inc.(a)	509,121	538,028,890

Banks — 2.4%
Bank of America Corp.	1,983,300	88,237,017
Bank of Hawaii Corp.	10,634	890,704
Bank OZK.	35,567	1,654,933
Cathay General Bancorp.	18,854	810,534
CIT Group Inc.	24,824	1,274,464
Comerica Inc.	36,934	3,213,258
Commerce Bancshares Inc.	34,292	2,357,232
Cullen/Frost Bankers Inc.	19,872	2,505,263
East West Bancorp. Inc.	88,808	6,987,413
First Financial Bankshares Inc.	80,254	4,080,113
First Republic Bank/CA	112,194	23,169,183
Glacier Bancorp. Inc.	67,893	3,849,533
Hancock Whitney Corp.	24,453	1,223,139
Home BancShares Inc./AR.	34,901	849,839
JPMorgan Chase & Co.	850,824	134,727,980
PacWest Bancorp.	73,387	3,314,891
Pinnacle Financial Partners Inc.	47,660	4,551,530
Regions Financial Corp.	268,482	5,852,908
Signature Bank/New York NY	37,797	12,226,196
SVB Financial Group(a)	36,729	24,911,077
Synovus Financial Corp.	36,429	1,743,856
UMB Financial Corp.	26,936	2,858,179
Umpqua Holdings Corp.	50,171	965,290
Webster Financial Corp.	23,254	1,298,503
Wintrust Financial Corp.	17,834	1,619,684
Zions Bancorp. NA	46,999	2,968,457
		338,141,176
Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	3,517	1,776,437
Monster Beverage Corp.(a)	122,266	11,742,427
PepsiCo Inc.	363,451	63,135,073
		76,653,937
Biotechnology — 1.8%
AbbVie Inc.	597,490	80,900,146
Amgen Inc.	144,533	32,515,589
Arrowhead Pharmaceuticals Inc.(a)(b)	66,573	4,413,790
Exelixis Inc.(a)	104,952	1,918,523
Halozyme Therapeutics Inc.(a)	87,686	3,525,854
Incyte Corp.(a)	50,535	3,709,269
Moderna Inc.(a)	220,779	56,073,450
Security	Shares	Value

Biotechnology (continued)
Neurocrine Biosciences Inc.(a)	60,536	$5,155,851
Regeneron Pharmaceuticals Inc.(a)	66,165	41,784,521
United Therapeutics Corp.(a)	13,538	2,925,291
Vertex Pharmaceuticals Inc.(a)	95,474	20,966,090
		253,888,374
Building Products — 0.5%
A O Smith Corp.	41,677	3,577,970
Builders FirstSource Inc.(a)(b)	119,852	10,272,515
Carlisle Companies Inc.	32,716	8,117,494
Fortune Brands Home & Security Inc.	38,234	4,087,214
Johnson Controls International PLC	270,569	21,999,965
Lennox International Inc.	12,219	3,963,355
Masco Corp.	73,327	5,149,022
Simpson Manufacturing Co. Inc.	27,696	3,851,683
Trex Co. Inc.(a)(b)	72,056	9,729,722
		70,748,940
Capital Markets — 3.1%
Affiliated Managers Group Inc.	25,434	4,184,147
Ameriprise Financial Inc.	42,726	12,888,725
BlackRock Inc.(c)	46,475	42,550,651
Cboe Global Markets Inc.	38,714	5,048,306
Charles Schwab Corp. (The)	639,821	53,808,946
Evercore Inc., Class A	24,420	3,317,457
FactSet Research Systems Inc.	13,671	6,644,243
Federated Hermes Inc.	25,115	943,822
Franklin Resources Inc.	79,135	2,650,231
Goldman Sachs Group Inc. (The)	212,455	81,274,660
Interactive Brokers Group Inc., Class A	33,906	2,692,814
Intercontinental Exchange Inc.	200,984	27,488,582
Janus Henderson Group PLC	49,109	2,059,631
Jefferies Financial Group Inc.	122,944	4,770,227
MarketAxess Holdings Inc.	11,429	4,700,405
Moody’s Corp.	66,801	26,091,135
Morgan Stanley	440,251	43,215,038
MSCI Inc.	51,598	31,613,579
Nasdaq Inc.	57,136	11,999,131
Raymond James Financial Inc.	68,389	6,866,256
S&P Global Inc.	92,014	43,424,167
SEI Investments Co.	39,135	2,384,887
Stifel Financial Corp.	65,165	4,588,919
T Rowe Price Group Inc.	98,459	19,360,978
		444,566,937
Chemicals — 0.9%
Albemarle Corp.	49,777	11,636,369
Ashland Global Holdings Inc.	15,196	1,636,001
Avient Corp.	57,253	3,203,305
Celanese Corp.	29,300	4,924,158
CF Industries Holdings Inc.	80,540	5,700,621
Ingevity Corp.(a)(b)	13,073	937,334
Linde PLC	163,603	56,676,987
Olin Corp.	89,778	5,164,031
RPM International Inc.	41,405	4,181,905
Scotts Miracle-Gro Co. (The)	25,486	4,103,246
Sensient Technologies Corp.	14,990	1,499,900
Sherwin-Williams Co. (The)	80,019	28,179,491
Valvoline Inc.	113,126	4,218,469
		132,061,817
Commercial Services & Supplies — 0.5%
Cintas Corp.	25,299	11,211,758

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Clean Harbors Inc.(a)	18,493	$1,845,047
Copart Inc.(a)	90,813	13,769,067
IAA Inc.(a)	45,579	2,307,209
MSA Safety Inc.	11,643	1,757,627
Republic Services Inc.	57,639	8,037,759
Rollins Inc.	62,339	2,132,617
Tetra Tech Inc.	33,844	5,746,711
Waste Management Inc.	122,835	20,501,161
		67,308,956
Communications Equipment — 0.9%
Arista Networks Inc.(a)	140,401	20,182,644
Ciena Corp.(a)	61,087	4,701,866
Cisco Systems Inc.	1,187,857	75,274,498
F5 Inc.(a)	20,002	4,894,689
Lumentum Holdings Inc.(a)(b)	20,356	2,153,054
Motorola Solutions Inc.	62,375	16,947,288
		124,154,039
Construction & Engineering — 0.1%
Dycom Industries Inc.(a)	7,364	690,449
MasTec Inc.(a)	18,254	1,684,479
Quanta Services Inc.	48,165	5,522,599
Valmont Industries Inc.	13,275	3,325,387
		11,222,914
Construction Materials — 0.2%
Eagle Materials Inc.	25,449	4,236,241
Martin Marietta Materials Inc.	22,640	9,973,373
Vulcan Materials Co.	39,861	8,274,346
		22,483,960
Consumer Finance — 0.6%
American Express Co.	172,775	28,265,990
Capital One Financial Corp.	127,857	18,550,772
Discover Financial Services	183,424	21,196,477
Navient Corp.	100,866	2,140,377
SLM Corp.	183,486	3,609,170
Synchrony Financial	195,231	9,056,766
		82,819,552
Containers & Packaging — 0.1%
AptarGroup Inc.	18,956	2,321,731
Avery Dennison Corp.	26,431	5,724,162
Sealed Air Corp.	51,001	3,441,037
		11,486,930
Distributors — 0.1%
LKQ Corp.	72,179	4,332,905
Pool Corp.	25,085	14,198,110
		18,531,015
Diversified Consumer Services — 0.1%
H&R Block Inc.	50,568	1,191,382
Service Corp. International	103,208	7,326,736
		8,518,118
Diversified Telecommunication Services — 0.0%
Iridium Communications Inc.(a)	43,853	1,810,690

Electric Utilities — 0.1%
NRG Energy Inc.	153,240	6,601,579
OGE Energy Corp.	46,355	1,779,105
		8,380,684
Electrical Equipment — 0.3%
Acuity Brands Inc.	21,859	4,627,988
Security	Shares	Value

Electrical Equipment (continued)
Generac Holdings Inc.(a)	39,483	$13,894,857
Hubbell Inc.	18,398	3,831,752
Nvent Electric PLC	62,115	2,360,370
Regal Rexnord Corp.	17,806	3,030,225
Rockwell Automation Inc.	37,738	13,164,901
Vicor Corp.(a)	13,432	1,705,595
		42,615,688
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	198,366	17,349,090
CDW Corp./DE	50,126	10,264,802
Cognex Corp.	69,719	5,421,350
Coherent Inc.(a)	15,350	4,091,389
II-VI Inc.(a)(b)	31,885	2,178,702
Jabil Inc.	39,469	2,776,644
Keysight Technologies Inc.(a)	86,454	17,853,616
Littelfuse Inc.	9,560	3,008,341
National Instruments Corp.	43,748	1,910,475
Trimble Inc.(a)(b)	87,974	7,670,453
Zebra Technologies Corp., Class A(a)	24,416	14,532,403
		87,057,265
Energy Equipment & Services — 0.0%
ChampionX Corp.(a)	59,434	1,201,161

Entertainment — 1.3%
Live Nation Entertainment Inc.(a)	36,356	4,351,450
Netflix Inc.(a)	277,236	167,018,056
Take-Two Interactive Software Inc.(a)	44,735	7,950,304
World Wrestling Entertainment Inc., Class A	17,273	852,250
		180,172,060
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Campus Communities Inc.	47,908	2,744,649
American Tower Corp.	145,372	42,521,310
Apartment Income REIT Corp.	46,180	2,524,661
AvalonBay Communities Inc.	36,732	9,278,136
Brixmor Property Group Inc.	102,233	2,597,741
Camden Property Trust	63,958	11,428,015
Crown Castle International Corp.	121,728	25,409,503
CyrusOne Inc.	51,627	4,631,974
Douglas Emmett Inc.	50,528	1,692,688
Duke Realty Corp.	154,944	10,170,524
EastGroup Properties Inc.	25,455	5,799,922
Equinix Inc.	25,929	21,931,785
Essex Property Trust Inc.	17,918	6,311,257
Extra Space Storage Inc.	83,792	18,998,160
Federal Realty Investment Trust.	18,411	2,509,788
First Industrial Realty Trust Inc.	56,264	3,724,677
Healthcare Realty Trust Inc.	43,404	1,373,303
Iron Mountain Inc.	110,538	5,784,454
Lamar Advertising Co., Class A.	35,868	4,350,788
Life Storage Inc.	51,334	7,863,342
Mid-America Apartment Communities Inc.	44,672	10,249,544
National Retail Properties Inc.	49,456	2,377,350
National Storage Affiliates Trust	51,285	3,548,922
PotlatchDeltic Corp.	16,375	986,102
Prologis Inc.	282,265	47,522,135
PS Business Parks Inc.	7,926	1,459,731
Public Storage	56,333	21,100,088
Rayonier Inc.	53,756	2,169,592
Rexford Industrial Realty Inc.	94,813	7,690,282
SBA Communications Corp.	38,133	14,834,500

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group Inc.	123,408	$19,716,896
UDR Inc.	100,044	6,001,640
Urban Edge Properties	31,017	589,323
Weyerhaeuser Co.	196,903	8,108,466
		338,001,248
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	141,030	80,062,731

Food Products — 0.1%
Darling Ingredients Inc.(a)(b)	101,279	7,017,622
Hershey Co. (The)	40,952	7,922,983
Lancaster Colony Corp.	5,947	984,823
Sanderson Farms Inc.	6,248	1,193,868
		17,119,296
Gas Utilities — 0.0%
National Fuel Gas Co.	29,672	1,897,228

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories.	586,551	82,551,188
ABIOMED Inc.(a)	15,654	5,622,447
Align Technology Inc.(a)	45,900	30,164,562
Dexcom Inc.(a)	60,663	32,572,998
Edwards Lifesciences Corp.(a)(b)	246,175	31,891,971
Globus Medical Inc., Class A(a)(b)	29,679	2,142,824
Hologic Inc.(a)	117,334	8,983,091
ICU Medical Inc.(a)	6,341	1,504,973
IDEXX Laboratories Inc.(a)	36,618	24,111,488
Integra LifeSciences Holdings Corp.(a)	22,935	1,536,416
Intuitive Surgical Inc.(a)	154,155	55,387,891
LivaNova PLC(a)	19,984	1,747,201
Masimo Corp.(a)	32,169	9,418,440
Neogen Corp.(a)(b)	40,526	1,840,286
Penumbra Inc.(a)	21,761	6,252,370
Quidel Corp.(a)(b)	24,184	3,264,598
ResMed Inc.	52,904	13,780,434
STAAR Surgical Co.(a)	29,639	2,706,041
STERIS PLC	26,297	6,400,953
Stryker Corp.	86,148	23,037,698
Tandem Diabetes Care Inc.(a)(b)	39,758	5,984,374
		350,902,244
Health Care Providers & Services — 1.3%
Chemed Corp.	5,488	2,903,372
HCA Healthcare Inc.	86,941	22,336,882
HealthEquity Inc.(a)(b)	35,012	1,548,931
Laboratory Corp. of America Holdings(a)	31,744	9,974,282
Molina Healthcare Inc.(a)	17,904	5,694,904
Option Care Health Inc.(a)	86,693	2,465,549
Progyny Inc.(a)(b)	27,018	1,360,356
Quest Diagnostics Inc.	35,309	6,108,810
R1 RCM Inc.(a)	48,373	1,233,028
Tenet Healthcare Corp.(a)	67,038	5,476,334
UnitedHealth Group Inc.	247,589	124,324,340
		183,426,788
Hotels, Restaurants & Leisure — 1.4%
Boyd Gaming Corp.(a)	51,328	3,365,577
Caesars Entertainment Inc.(a)	85,627	8,008,693
Chipotle Mexican Grill Inc.(a)	11,801	20,631,098
Choice Hotels International Inc.	13,973	2,179,648
Churchill Downs Inc.(b)	21,548	5,190,913
Domino’s Pizza Inc.	15,254	8,608,290
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings Inc.(a)	71,516	$11,155,781
Jack in the Box Inc.	9,362	818,988
Marriott Vacations Worldwide Corp.	11,998	2,027,422
McDonald’s Corp.	210,450	56,415,332
Papa John’s International Inc.	20,203	2,696,494
Scientific Games Corp./DE, Class A(a)(b)	60,408	4,037,067
Six Flags Entertainment Corp.(a)	23,737	1,010,721
Starbucks Corp.	376,640	44,055,581
Texas Roadhouse Inc.	26,158	2,335,386
Wendy’s Co. (The)	55,242	1,317,522
Wingstop Inc.	18,850	3,257,280
Wyndham Hotels & Resorts Inc.	37,914	3,398,990
Yum! Brands Inc.	86,221	11,972,648
		192,483,431
Household Durables — 0.3%
DR Horton Inc.	108,114	11,724,963
Garmin Ltd.	48,499	6,604,109
Helen of Troy Ltd.(a)(b)	15,188	3,713,010
Newell Brands Inc.	125,579	2,742,645
NVR Inc.(a)	956	5,648,880
Tempur Sealy International Inc.	120,479	5,666,128
TopBuild Corp.(a)	20,570	5,675,469
		41,775,204
Insurance — 0.7%
American Financial Group Inc./OH	19,459	2,672,110
Aon PLC, Class A	82,741	24,868,635
Arthur J Gallagher & Co.	56,922	9,657,956
Brown & Brown Inc.	101,241	7,115,217
Cincinnati Financial Corp.	44,082	5,022,262
First American Financial Corp.	31,603	2,472,303
Kinsale Capital Group Inc.	13,709	3,261,234
Marsh & McLennan Companies Inc.	192,758	33,505,196
Primerica Inc.	15,319	2,347,943
RLI Corp.	15,038	1,685,760
		92,608,616
Interactive Media & Services — 11.1%
Alphabet Inc., Class A(a)	188,264	545,408,338
Alphabet Inc., Class C, NVS(a)	175,003	506,386,931
Meta Platforms Inc, Class A(a)	1,480,977	498,126,614
TripAdvisor Inc.(a)(b)	23,044	628,179
Twitter Inc.(a)	240,208	10,381,790
Yelp Inc.(a)	22,982	832,868
Ziff Davis Inc.(a)	30,173	3,344,979
		1,565,109,699
Internet & Direct Marketing Retail — 6.7%
Amazon.com Inc.(a)	272,973	910,184,793
eBay Inc.	301,689	20,062,318
Etsy Inc.(a)(b)	79,357	17,374,422
		947,621,533
IT Services — 3.4%
Accenture PLC, Class A	229,288	95,051,340
Akamai Technologies Inc.(a)(b)	42,719	4,999,832
Automatic Data Processing Inc.	139,772	34,464,980
Broadridge Financial Solutions Inc.	32,101	5,868,705
Concentrix Corp.	26,851	4,796,126
EPAM Systems Inc.(a)	35,507	23,734,654
Gartner Inc.(a)	51,469	17,207,116
Genpact Ltd.	68,747	3,649,091
LiveRamp Holdings Inc.(a)	42,609	2,043,101

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Mastercard Inc., Class A	255,187	$91,693,793
Maximus Inc.	38,477	3,065,463
Paychex Inc.	106,461	14,531,926
PayPal Holdings Inc.(a)(b)	397,094	74,883,986
Sabre Corp.(a)	97,169	834,682
VeriSign Inc.(a)	28,433	7,216,864
Visa Inc., Class A.	451,320	97,805,557
WEX Inc.(a)	12,063	1,693,525
		483,540,741
Leisure Products — 0.1%
Brunswick Corp./DE	48,255	4,860,726
Mattel Inc.(a)	225,260	4,856,606
Polaris Inc.	15,346	1,686,679
YETI Holdings Inc.(a)	54,711	4,531,712
		15,935,723
Life Sciences Tools & Services — 3.1%
Agilent Technologies Inc.	113,686	18,149,970
Bio-Rad Laboratories Inc., Class A(a)	7,437	5,619,174
Bio-Techne Corp.	24,592	12,722,425
Bruker Corp.	63,593	5,336,089
Charles River Laboratories International Inc.(a)	31,585	11,900,596
Danaher Corp.	270,665	89,051,492
Illumina Inc.(a)	47,940	18,238,294
IQVIA Holdings Inc.(a)	87,287	24,627,154
Medpace Holdings Inc.(a)(b)	18,005	3,918,608
Mettler-Toledo International Inc.(a)	9,068	15,390,300
PerkinElmer Inc.	78,977	15,879,116
Repligen Corp.(a)	32,178	8,522,021
Syneos Health Inc., Class A(a)	65,355	6,710,651
Thermo Fisher Scientific Inc.	246,620	164,554,729
Waters Corp.(a)	28,276	10,535,638
West Pharmaceutical Services Inc.	46,364	21,745,180
		432,901,437
Machinery — 0.8%
Colfax Corp.(a)(b)	34,552	1,588,356
Crane Co.	15,304	1,556,876
Deere & Co.	81,227	27,851,926
Donaldson Co. Inc.	40,907	2,424,149
Dover Corp.	41,453	7,527,865
Graco Inc.	63,823	5,145,410
IDEX Corp.	19,510	4,610,603
Illinois Tool Works Inc.	73,294	18,088,959
ITT Inc.	29,996	3,065,291
Lincoln Electric Holdings Inc.	21,438	2,989,958
Middleby Corp. (The)(a)	21,852	4,299,600
Nordson Corp.	20,290	5,179,428
Otis Worldwide Corp.	106,347	9,259,633
Pentair PLC	60,076	4,387,350
Toro Co. (The)	66,488	6,642,816
Trinity Industries Inc.	25,587	772,728
Xylem Inc./NY	46,273	5,549,058
		110,940,006
Media — 0.1%
Cable One Inc.	1,804	3,181,264
John Wiley & Sons Inc., Class A.	13,636	780,934
New York Times Co. (The), Class A	60,658	2,929,781
TEGNA Inc.	56,773	1,053,707
		7,945,686
Security	Shares	Value

Metals & Mining — 0.3%
Alcoa Corp.	46,837	$2,790,548
Cleveland-Cliffs Inc.(a)	290,432	6,322,705
Freeport-McMoRan Inc.	404,396	16,875,445
Nucor Corp.	96,598	11,026,662
Royal Gold Inc.	24,514	2,579,118
Steel Dynamics Inc.	117,987	7,323,453
		46,917,931
Multiline Retail — 0.3%
Target Corp.	167,999	38,881,689

Oil, Gas & Consumable Fuels — 0.7%
Antero Midstream Corp.	208,729	2,020,497
APA Corp.	125,044	3,362,433
CNX Resources Corp.(a)(b)	62,118	854,122
Devon Energy Corp.	394,061	17,358,387
Diamondback Energy Inc.	106,594	11,496,163
DTE Midstream LLC(a)	25,420	1,219,652
EOG Resources Inc.	168,446	14,963,058
Hess Corp.	122,489	9,067,861
Murphy Oil Corp.	90,866	2,372,511
Occidental Petroleum Corp.	227,676	6,600,327
ONEOK Inc.	120,009	7,051,729
Pioneer Natural Resources Co.	79,583	14,474,556
Targa Resources Corp.	143,311	7,486,567
		98,327,863
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	55,077	4,315,283

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	85,559	31,673,942

Pharmaceuticals — 2.2%
Catalent Inc.(a)	64,278	8,229,512
Eli Lilly & Co.	496,927	137,261,176
Pfizer Inc.	1,896,981	112,016,728
Zoetis Inc.	195,434	47,691,759
		305,199,175
Professional Services — 0.5%
ASGN Inc.(a)	32,601	4,022,963
Equifax Inc.	76,352	22,355,102
FTI Consulting Inc.(a)(b)	21,917	3,362,506
IHS Markit Ltd.	119,816	15,925,943
Insperity Inc.	23,097	2,727,987
Jacobs Engineering Group Inc.	35,891	4,997,104
KBR Inc.	57,063	2,717,340
Robert Half International Inc.	47,373	5,283,037
Verisk Analytics Inc.	51,440	11,765,871
		73,157,853
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	104,730	11,364,252
Jones Lang LaSalle Inc.(a)	15,471	4,166,959
		15,531,211
Road & Rail — 0.6%
Avis Budget Group Inc.(a)(b)	25,079	5,200,632
JB Hunt Transport Services Inc.	31,027	6,341,919
Landstar System Inc.	15,419	2,760,309
Old Dominion Freight Line Inc.	58,307	20,896,063
Saia Inc.(a)	16,488	5,556,951
Union Pacific Corp.	164,973	41,561,648
		82,317,522

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices Inc.(a)	755,808	$108,760,771
Amkor Technology Inc.	20,641	511,690
Applied Materials Inc.	565,121	88,927,441
Broadcom Inc.	146,838	97,707,474
Brooks Automation Inc	47,607	4,908,758
Cirrus Logic Inc.(a)	16,089	1,480,510
CMC Materials Inc.	11,922	2,285,328
Enphase Energy Inc.(a)	84,444	15,448,185
First Solar Inc.(a)	36,515	3,182,647
KLA Corp.	94,897	40,816,149
Lam Research Corp.	88,119	63,370,779
Lattice Semiconductor Corp.(a)	85,704	6,604,350
Microchip Technology Inc.	166,687	14,511,770
MKS Instruments Inc.	19,094	3,325,602
Monolithic Power Systems Inc.	27,115	13,376,643
NVIDIA Corp.	1,564,682	460,188,623
NXP Semiconductors NV	104,857	23,884,328
Power Integrations Inc.	37,751	3,506,690
Qorvo Inc.(a)	33,805	5,286,764
QUALCOMM Inc.	700,966	128,185,653
Semtech Corp.(a)	26,602	2,365,716
Silicon Laboratories Inc.(a)(b)	25,146	5,190,637
SiTime Corp.(a)	9,383	2,744,903
Skyworks Solutions Inc.	48,580	7,536,701
SolarEdge Technologies Inc.(a)(b)	24,651	6,916,331
SunPower Corp.(a)(b)	53,160	1,109,449
Synaptics Inc.(a)	24,577	7,115,287
Teradyne Inc.	102,022	16,683,658
Texas Instruments Inc.	283,221	53,378,662
Universal Display Corp.	27,800	4,587,834
Wolfspeed Inc.(a)(b)	39,887	4,458,170
Xilinx Inc.	114,803	24,341,680
		1,222,699,183
Software — 16.5%
ACI Worldwide Inc.(a)	34,580	1,199,926
Adobe Inc.(a)	297,787	168,863,096
ANSYS Inc.(a)	33,860	13,581,923
Aspen Technology Inc.(a)(b)	41,879	6,373,984
Autodesk Inc.(a)(b)	88,060	24,761,591
Blackbaud Inc.(a)	16,857	1,331,366
Cadence Design Systems Inc.(a)	173,452	32,322,780
CDK Global Inc.	34,804	1,452,719
Cerence Inc.(a)(b)	12,368	947,883
Ceridian HCM Holding Inc.(a)	34,943	3,650,146
CommVault Systems Inc.(a)	18,521	1,276,467
Digital Turbine Inc.(a)	56,314	3,434,591
Envestnet Inc.(a)	9,685	768,408
Fair Isaac Corp.(a)	9,930	4,306,343
Fortinet Inc.(a)	84,937	30,526,358
Intuit Inc.	177,232	113,999,167
Manhattan Associates Inc.(a)	39,602	6,157,715
Microsoft Corp.	4,699,021	1,580,374,743
Mimecast Ltd.(a)	38,325	3,049,520
Oracle Corp.	1,009,451	88,034,222
Paycom Software Inc.(a)	22,591	9,379,557
Paylocity Holding Corp.(a)(b)	24,724	5,838,820
PTC Inc.(a)	33,068	4,006,188
Qualys Inc.(a)	21,171	2,905,085
SailPoint Technologies Holdings Inc.(a)	58,900	2,847,226
salesforce.com Inc.(a)	373,758	94,983,121
Security	Shares	Value

Software (continued)
ServiceNow Inc.(a)	124,547	$80,844,703
Synopsys Inc.(a)	63,945	23,563,732
Teradata Corp.(a)	67,910	2,884,138
Tyler Technologies Inc.(a)	15,909	8,558,247
		2,322,223,765
Specialty Retail — 3.2%
Advance Auto Parts Inc.	18,931	4,541,168
American Eagle Outfitters Inc.	40,338	1,021,358
AutoNation Inc.(a)(b)	11,763	1,374,507
AutoZone Inc.(a)	13,116	27,496,251
Bath & Body Works Inc.	107,549	7,505,845
CarMax Inc.(a)(b)	53,774	7,002,988
Dick’s Sporting Goods Inc.	40,620	4,670,894
Five Below Inc.(a)	35,056	7,252,736
GameStop Corp., Class A(a)(b)	38,779	5,754,416
Home Depot Inc. (The)	501,996	208,333,360
Lowe’s Companies Inc.	433,378	112,019,545
O’Reilly Automotive Inc.(a)	42,165	29,778,188
RH(a)(b)	10,808	5,792,440
Tractor Supply Co.	71,230	16,995,478
Ulta Beauty Inc.(a)(b)	19,055	7,857,139
Victoria’s Secret & Co.(a)(b)	22,217	1,233,932
Williams-Sonoma Inc.	46,542	7,871,648
		456,501,893
Technology Hardware, Storage & Peripherals — 12.5%
Apple Inc.	9,754,855	1,732,169,602
HP Inc.	360,665	13,586,251
NetApp Inc.	99,378	9,141,782
Seagate Technology Holdings PLC	93,575	10,572,104
		1,765,469,739
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	57,450	3,729,080
Columbia Sportswear Co.	11,471	1,117,734
Crocs Inc.(a)	36,829	4,722,214
Deckers Outdoor Corp.(a)(b)	17,178	6,292,473
Nike Inc., Class B	431,858	71,977,773
Skechers U.S.A. Inc., Class A(a)	39,678	1,722,025
Under Armour Inc., Class A(a)	50,772	1,075,859
Under Armour Inc., Class C, NVS(a)	57,884	1,044,227
		91,681,385
Trading Companies & Distributors — 0.2%
Fastenal Co.	172,792	11,069,056
United Rentals Inc.(a)	27,183	9,032,639
Watsco Inc.	13,649	4,270,499
		24,372,194
Water Utilities — 0.0%
Essential Utilities Inc.	90,684	4,868,824

Total Common Stocks — 99.8%
(Cost: $8,725,790,736)		14,075,688,810

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	103,397,706	103,428,725

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	23,686,000	$23,686,000
		127,114,725
Total Short-Term Investments — 0.9%
(Cost: $127,111,523)		127,114,725

Total Investments in Securities — 100.7%
(Cost: $8,852,902,259)		14,202,803,535

Other Assets, Less Liabilities — (0.7)%		(99,800,339)

Net Assets — 100.0%		$14,103,003,196

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,436,863	$75,037,116	(a)	$—	$(5,826)	$(39,428)	$103,428,725	103,397,706	$71,171	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,506,000	16,180,000	(a)	—	—	—	23,686,000	23,686,000	770		—
BlackRock Inc.	42,849,055	11,990,452		(21,467,680)	4,724,188	4,454,636	42,550,651	46,475	711,459		—
					$4,718,362	$4,415,208	$169,665,376		$783,400		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	19	03/18/22	$3,326	$114,864
NASDAQ 100 E-Mini Index	48	03/18/22	15,668	414,422
S&P 500 E-Mini Index	26	03/18/22	6,186	203,893
				$733,179

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
December 31, 2021

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,075,688,810	$—	$—	$14,075,688,810
Money Market Funds	127,114,725	—	—	127,114,725
	$14,202,803,535	$—	$—	$14,202,803,535
Derivative financial instruments(a)
Assets
Futures Contracts	$733,179	$—	$—	$733,179

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust